INVENTORIES, NET (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Inventory Disclosure [Abstract]
Inventory write down	$ 40,613	$ 103,629	$ 153,938